Portfolio of Investments
CTIVP® – Loomis Sayles Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 11.2%
Interactive Media & Services 11.2%
Alphabet, Inc., Class A(a)	44,910	52,183,174
Alphabet, Inc., Class C(a)	45,028	52,359,009
Facebook, Inc., Class A(a)	593,701	99,029,327
Total		203,571,510
Total Communication Services		203,571,510
Consumer Discretionary 17.9%
Hotels, Restaurants & Leisure 4.5%
Starbucks Corp.	521,857	34,306,879
Yum China Holdings, Inc.	561,013	23,915,984
Yum! Brands, Inc.	337,494	23,128,464
Total		81,351,327
Internet & Direct Marketing Retail 13.4%
Alibaba Group Holding Ltd., ADR(a)	576,681	112,152,921
Amazon.com, Inc.(a)	67,684	131,964,848
Total		244,117,769
Total Consumer Discretionary		325,469,096
Consumer Staples 8.0%
Beverages 3.4%
Monster Beverage Corp.(a)	1,097,513	61,746,081
Food Products 1.2%
Danone SA, ADR	1,720,108	21,896,975
Household Products 3.4%
Colgate-Palmolive Co.	502,376	33,337,671
Procter & Gamble Co. (The)	255,571	28,112,810
Total		61,450,481
Total Consumer Staples		145,093,537
Energy 0.6%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	865,484	11,675,379
Total Energy		11,675,379
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 3.7%
Capital Markets 3.7%
Factset Research Systems, Inc.	128,220	33,424,390
SEI Investments Co.	717,730	33,259,608
Total		66,683,998
Total Financials		66,683,998
Health Care 19.5%
Biotechnology 6.1%
Amgen, Inc.	158,814	32,196,362
Regeneron Pharmaceuticals, Inc.(a)	160,592	78,415,468
Total		110,611,830
Health Care Equipment & Supplies 1.1%
Intuitive Surgical, Inc.(a)	10,675	5,286,367
Varian Medical Systems, Inc.(a)	145,810	14,968,854
Total		20,255,221
Health Care Technology 2.0%
Cerner Corp.	583,797	36,773,373
Life Sciences Tools & Services 0.8%
Illumina, Inc.(a)	55,133	15,057,925
Pharmaceuticals 9.5%
Merck & Co., Inc.	272,110	20,936,144
Novartis AG, ADR	492,215	40,583,127
Novo Nordisk A/S, ADR	790,350	47,579,070
Roche Holding AG, ADR	1,552,428	63,005,290
Total		172,103,631
Total Health Care		354,801,980
Industrials 6.1%
Aerospace & Defense 1.3%
Boeing Co. (The)	155,864	23,245,557
Air Freight & Logistics 2.5%
Expeditors International of Washington, Inc.	692,024	46,171,841
Machinery 2.3%
Deere & Co.	297,455	41,096,383
Total Industrials		110,513,781
CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
CTIVP® – Loomis Sayles Growth Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 32.2%
Communications Equipment 2.3%
Cisco Systems, Inc.	1,065,289	41,876,511
IT Services 7.5%
Automatic Data Processing, Inc.	115,199	15,745,399
Visa, Inc., Class A	750,466	120,915,082
Total		136,660,481
Semiconductors & Semiconductor Equipment 5.6%
NVIDIA Corp.	253,764	66,892,190
QUALCOMM, Inc.	529,967	35,852,268
Total		102,744,458
Software 16.8%
Autodesk, Inc.(a)	493,502	77,035,662
Microsoft Corp.	526,695	83,065,069
Oracle Corp.	1,698,701	82,098,219
Salesforce.com, Inc.(a)	319,611	46,017,592
Workday, Inc., Class A(a)	131,451	17,117,549
Total		305,334,091
Total Information Technology		586,615,541
Total Common Stocks (Cost $1,221,585,323)		1,804,424,822

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	9,124,480	9,119,918
Total Money Market Funds (Cost $9,120,603)		9,119,918
Total Investments in Securities (Cost: $1,230,705,926)		1,813,544,740
Other Assets & Liabilities, Net		6,262,930
Net Assets		1,819,807,670

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	28,227,472	49,947,939	(69,050,931)	9,124,480	(10,990)	(363)	82,695	9,119,918
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2020